REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Trustees and Investors of
Worldwide Health Sciences Portfolio:

In planning and performing our audit of
the financial statements of Worldwide
Health Sciences Portfolio (the
?Portfolio?) as of and for the year
ended August 31, 2018, in accordance
with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we considered
the Portfolio?s internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but not for
the purpose of expressing an opinion on
the effectiveness of the
Portfolio?s internal control over
financial reporting. Accordingly, we
express no such opinion.

The management of the Portfolio is
responsible for establishing and
maintaining effective internal control
over
financial reporting. In fulfilling this
responsibility, estimates and judgments
by management are required to
assess the expected benefits and
related costs of controls. A
portfolio?s internal control over
financial reporting is
a process designed to provide
reasonable assurance regarding the
reliability of financial reporting and
the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles. A portfolio?s internal
control over financial reporting
includes those policies and procedures
that (1)
pertain to the maintenance of records
that, in reasonable detail, accurately
and fairly reflect the transactions and
dispositions of the assets of the
portfolio; (2) provide reasonable
assurance that transactions are
recorded as
necessary to permit preparation of
financial statements in accordance with
generally accepted accounting
principles, and that receipts and
expenditures of the portfolio are being
made only in accordance with
authorizations of management and
trustees of the portfolio; and (3)
provide reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use, or
disposition of a portfolio?s assets
that could
have a material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate because
of changes in conditions, or that the
degree of compliance with the
policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not
allow management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
a combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of
the portfolio?s annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Portfolio?s
internal control over financial
reporting was for the limited purpose
described
in the first paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material
weaknesses under standards established
by the PCAOB. However, we noted no
deficiencies in the Portfolio?s
internal control over financial
reporting and its operation, including
controls for safeguarding securities,
that we
consider to be a material weakness, as
defined above, as of August 31, 2018.

This report is intended solely for the
information and use of management and
the Trustees of Worldwide Health
Sciences Portfolio and the Securities
and Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
October 17, 2018